Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000061454 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000061454 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000061454 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000061454 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061454 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000061453 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000061453 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000061453 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000061453 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061453 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061453 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)